Note 16 - Stock-Based Compensation Plans (Details) - Summary of CRSU Plan Activity	12 Months Ended
Jan. 31, 2014
Summary of CRSU Plan Activity [Abstract]
Number of Units Outstanding	241,489
Weighted-Average Remaining Contractual Life (years)	1 year 146 days
Vested at January 31, 2014	1,320
Unvested at January 31, 2014	151,474
Unvested at January 31, 2014	1 year 146 days
Granted	135,664
Vested and settled in cash	(208,911)
Forfeited	(15,448)
Number of Units Outstanding	152,794